Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net.
Schedule of property, plant and equipment

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Buildings and improvements	641,622,780	642,901,735	99,005,442
Machinery	923,433,082	926,621,646	142,697,678
Office equipment and furnishing	1,468,593	1,468,593	226,160
Motor vehicles	3,632,489	1,715,958	264,254

Total cost	1,570,156,944	1,572,707,932	242,193,534
Total accumulated depreciation	(497,512,176)	(611,246,250)	(94,130,567)
Construction in progress	23,410,891	26,931,306	4,147,361

Total property, plant, and equipment, net	1,096,055,659	988,392,988	152,210,328